Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - Class A and B Common Shares - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted	$ (8.97)	$ (29.20)	$ (3.48)	$ (1.14)
Diluted	405,484	52,705	4,323,925	4,308,602